Right of use assets (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Right Of Use Assets, Gross	$ 3,582,747	$ 3,694,049
Accumulated Amortization	2,323,655	1,750,797
Right Of Use Assets, Net	1,259,092	1,943,252
Right Of Use Assets, Net	1,259,092	1,943,252
Aircraft
Right Of Use Assets, Gross	1,847,617	1,870,808
Accumulated Amortization	1,407,743	1,073,365
Right Of Use Assets, Net	439,874	797,443
Right Of Use Assets, Net	439,874	797,443
Printer
Right Of Use Assets, Gross	9,716	17,794
Accumulated Amortization	139	13,060
Right Of Use Assets, Net	9,577	4,734
Right Of Use Assets, Net	9,577	4,734
Office Building [Member]
Right Of Use Assets, Gross	1,725,414	1,805,447
Accumulated Amortization	915,773	664,372
Right Of Use Assets, Net	809,641	1,141,075
Right Of Use Assets, Net	$ 809,641	$ 1,141,075